DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DISPOSALS AND DISCONTINUED OPERATIONS
Schedule of financial statements of discontinued operation

	Six Months Ended June 30,		Three Months Ended June 30,
	2026	2025	2026	2025

Revenues	$954,539	$1,510,877	$427,389	$776,890
Cost of revenues	965,410	1,318,302	438,695	672,607
Gross Profit	(10,871)	192,575	(11,306)	104,283
Selling, general and administrative expenses	522,930	516,923	153,557	364,723
Loss from operations	(533,801)	(324,348)	(164,863)	(260,440)
Other income / (expense):
Bargain purchase gain	—	2,486,702	—	2,486,702
Interest expense	(116,458)	(22,559)	(46,340)	(16,414)
Other income (expense), net	(16,059)	(10,974)	(14,629)	26,916
Total other income (expense), net	(132,517)	2,453,169	(60,969)	2,497,204
Net loss from discontinued operations before income taxes	(666,318)	2,128,821	(225,832)	2,236,764
Gain on disposal of discontinued operation	19,053,911	—	19,053,911	—
Income tax benefit (provision)	(4,900,000)	—	(4,900,000)	—
Net income from discontinued operations after income taxes	13,487,593	2,128,821	13,928,079	2,236,764
Other comprehensive income (loss):
Foreign currency translation adjustments	(757,727)	(33,079)	(197,691)	(43,860)
Comprehensive income from discontinued operations before noncontrolling interests	12,729,866	2,095,742	13,730,388	2,192,904
Comprehensive income attributable to non-controlling interests	1,665	2,733	9,489	2,733
Comprehensive Income from discontinued operations, net of tax	$12,728,201	$2,093,009	$13,720,899	$2,190,171

The gain on disposal was recognized as follows:

June 17, 2026
Fair value of consideration received — 160,000,000 Blue Cloud equity shares	$31,413,579
Carrying amount of noncontrolling interests derecognized	1,548,970
Less: carrying amount of net assets of GIX derecognized (including amounts recognized in accumulated other comprehensive loss)	13,908,638
$19,053,911

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Six Months Ended June 30, 2026	interests	Inc.
Comprehensive income (loss) from operations, before disposal gain (net of tax)	$1,665	$(1,425,710)
Gain on disposal, net of tax	—	14,153,911
Comprehensive income from discontinued operations, net of tax	$1,665	$12,728,201

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Six Months Ended June 30, 2025	interests	Inc.
Income from discontinued operations, net of tax	$2,733	$2,093,009

Net Assets of the discontinued operation derecognized on disposal	December 31, 2025
Cash and cash equivalents	$167,848
Accounts receivable, net	932,438
Inventories, net	515,826
Prepaid expenses	664,231
Current assets from discontinued operations	2,280,343
Right-of-use asset - Operating Lease	68,410
Property and equipment, net	19,706,169
Intangible assets, net	295,160
Non-current assets from discontinued operations	20,069,739
Total assets from discontinued operation	22,350,082
Accounts payable	976,430
Accrued expenses and other current liabilities	894,385
Debt, net of debt discount	883,347
Deferred Consideration	396,850
Operating lease liability	36,830
Contract liabilities	66,450
Deferred Tax Liabilities	4,039,514
Current liabilities from discontinued operations	7,293,806
Debt, net of current portion	355,929
Operating lease liabilities, net of current portion	33,795
Non-current liabilities from discontinued operations	389,724
Total liabilities from discontinued operation	7,683,530
Noncontrolling interest	1,547,305

	2025	2024
Revenues	$2,764,548	$1,573,914
Cost of revenues	2,225,912	1,149,678
Gross profit	538,636	424,236
Selling, general and administrative expenses	1,188,520	756,552
Loss from operations	(649,884)	(332,316)
Interest expense	(127,776)	(18,209)
Bargain purchase gain	2,121,079	—
Other income (expense), net	(163,704)	4,827
Total other income (expense), net	$1,829,599	$(13,382)
Income (loss) from discontinued operations before income taxes	1,179,715	(345,698)
Income tax benefit	16,086	—
Income (loss) from discontinued operations, net of tax	$1,195,801	$(345,698)

	2025	2024
Cash and cash equivalents	$167,848	$12,630
Accounts receivable, net	932,438	337,092
Inventories, net	515,826	164,131
Prepaid expenses and other current assets	664,231	398,182
Total current assets of discontinued operations	$2,280,343	$912,035
Right-of-use asset – operating lease	68,410	103,665
Property and equipment, net	19,706,169	10,502
Intangible assets, net	295,160	233,385
Total non-current assets of discontinued operations	$20,069,739	$347,552
Total assets of discontinued operations	$22,350,082	$1,259,587

	2025	2024
Accounts payable	$976,430	$191,458
Accrued expenses and other current liabilities	894,385	446,071
Debt, net of debt discount	883,347	82,945
Deferred consideration	396,850	—
Operating lease liability	36,830	30,099
Contract liabilities	66,450	42,362
Deferred tax liabilities	4,039,514	—
Total current liabilities of discontinued operations	$7,293,806	$792,935
Debt, net of current portion	355,929	96,965
Operating lease liabilities, net of current portion	33,795	74,145
Total non-current liabilities of discontinued operations	$389,724	$171,110
Total liabilities of discontinued operations	$7,683,530	$964,045

	As previously reported	Less: discontinued operations	As currently reported
Revenues	35,836,809	2,764,548	33,072,261
Cost of revenues	24,371,255	2,225,912	22,145,343
Gross profit	11,465,554	538,636	10,926,918
Selling, general and administrative expenses	23,502,849	1,188,520	22,314,329
Loss on impairment of intangible assets	548,492	—	548,492
Loss from operations	(12,585,787)	(649,884)	(11,935,903)
Total other income (expense), net	(3,487,971)	1,829,599	(5,317,570)
Loss from operations before income taxes	(16,073,758)	1,179,715	(17,253,473)
Income tax benefit	16,086	16,086	—
Loss from continuing operations	(16,057,672)	1,195,801	(17,253,473)

	As previously reported	Less: discontinued operations	As currently reported
Revenues	22,652,885	1,573,914	21,078,971
Cost of revenues	16,706,177	1,149,678	15,556,499
Gross profit	5,946,708	424,236	5,522,472
Selling, general and administrative expenses	15,145,429	756,552	14,388,877
Loss on impairment of intangible assets	2,403,628	—	2,403,628
Loss from operations	(11,602,349)	(332,316)	(11,270,033)
Total other income (expense), net	(10,905,859)	(13,382)	(10,892,477)
Loss from operations before income taxes	(22,508,208)	(345,698)	(22,162,510)
Income tax benefit	—	—	—
Loss from continuing operations	(22,508,208)	(345,698)	(22,162,510)

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Year Ended December 31, 2025	interests	Inc.
Income / (loss) from discontinued operations, net of tax	$(50,006)	$1,245,807

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Year Ended December 31, 2024	interests	Inc.
Loss from discontinued operations, net of tax	$—	$(345,698)